Reserves - Changes in Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [Line Items]
Balance as of December 31	₩ 735,238	₩ 40,139
Changes, net of taxes	(344,005)	695,099
Balance as of December 31	391,233	735,238
Valuation gain (loss) on financial assets at FVOCI [member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	633,240	438,979
Changes, net of taxes	(459,959)	194,261
Balance as of December 31	173,281	633,240
Other comprehensive loss of investments in associates [Member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	53,770	(392,333)
Changes, net of taxes	119,707	446,103
Balance as of December 31	173,477	53,770
Valuation gain (loss) on derivatives [Member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	33,918	17,615
Changes, net of taxes	(19,455)	16,303
Balance as of December 31	14,463	33,918
Foreign currency translation differences for foreign operations [Member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	14,310	(24,122)
Changes, net of taxes	15,702	38,432
Balance as of December 31	₩ 30,012	₩ 14,310